Related Party Transaction - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related party transaction, Consulting fees paid	$ 51	$ 0
RaQualia Agreements [Member]
Related Party Transaction [Line Items]
Number of agreements	2
MPM Heartland House, LLC [Member]
Related Party Transaction [Line Items]
Rent paid	26	8
Mpm Asset Management Llc[Member]
Related Party Transaction [Line Items]
Rent paid	42	42
Payment for financing costs		262
Financial and administrative services	$ 21	$ 42